CERT AMX

[redacted]

07051669

1-33419

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
APR 24 2007
1086

April 24, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
APR 2 7 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 19, 2007 the American Stock Exchange LLC (the "Exchange") received from Victory Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Common Stock Purchase Warrant

Common Stock, par value $.0001

Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Jamie Patturelli
Associate Director
Listing Qualifications Department

cc: Herbert Scholl

END